Property and equipment - Summary of Property and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Cost	$ 1,228	$ 1,104
Accumulated amortization	776	592
Net book value	452	512
Production equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	67	67
Accumulated amortization	67	42
Net book value		25
Software [Member]
Property, Plant and Equipment [Line Items]
Cost	55	55
Accumulated amortization	55	55
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	230	231
Accumulated amortization	164	138
Net book value	66	93
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	699	574
Accumulated amortization	315	209
Net book value	384	365
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	177	177
Accumulated amortization	175	148
Net book value	$ 2	$ 29